Consolidated Balance Sheets - USD ($) $ in Thousands		Apr. 28, 2018	Apr. 29, 2017
Current assets:
Cash and cash equivalents		$ 10,769	$ 11,993
Receivables, net		64,562	67,294
Merchandise inventories, net		958,196	946,909
Prepaid expenses and other current assets		65,153	101,816
Total current assets		1,098,680	1,128,012
Property and equipment:
Land and land improvements		2,541	2,541
Buildings and leasehold improvements		1,080,952	1,072,007
Fixtures and equipment		1,523,485	1,608,433
Property and equipment, gross		2,606,978	2,682,981
Less accumulated depreciation and amortization		2,351,454	2,406,859
Net property and equipment		255,524	276,122
Goodwill		71,593	207,381
Intangible assets, net		309,649	310,205
Other non-current assets		14,122	11,201
Total assets	[1]	1,749,568	1,932,921
Current liabilities:
Accounts payable		458,896	473,686
Accrued liabilities		260,209	283,157
Gift card liabilities		323,465	351,424
Total current liabilities		1,042,570	1,108,267
Long-term debt		158,700	64,900
Deferred taxes		52,044	86,132
Other long-term liabilities		84,271	99,311
Shareholders' equity:
Common stock; $0.001 par value; 300,000 shares authorized; 112,238 and 111,933 shares issued, respectively		112	112
Additional paid-in capital		1,749,555	1,741,380
Accumulated other comprehensive income		276	315
Retained earnings		(216,236)	(46,425)
Treasury stock, at cost, 39,585 and 39,497 shares, respectively		(1,121,724)	(1,121,071)
Total shareholders' equity		411,983	574,311
Commitments and contingencies
Total liabilities and shareholders' equity		$ 1,749,568	$ 1,932,921

[1]	Excludes intercompany balances.